Leases - Total Undiscounted Lease Liability (Details) $ in Thousands	Dec. 31, 2024 CAD ($)
Disclosure of maturity analysis of operating lease payments [line items]
Total undiscounted lease liabilities	$ 1,413
Less than one year
Disclosure of maturity analysis of operating lease payments [line items]
Total undiscounted lease liabilities	418
One to five years
Disclosure of maturity analysis of operating lease payments [line items]
Total undiscounted lease liabilities	995
More than five years
Disclosure of maturity analysis of operating lease payments [line items]
Total undiscounted lease liabilities	$ 0